Summary of Significant Accounting Policies (Narrative) (Details)		4 Months Ended	12 Months Ended
	Jan. 18, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments | segment			1
Required cash on hand with Federal Reserve Bank		$ 1,200,000	$ 1,200,000	$ 1,100,000
Gross unrealized losses			0	0
Amortization of intangible assets			$ 133,000	137,000	$ 137,000
Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life			7 years
Amortization of intangible assets			$ 124,000	$ 96,000	$ 96,000
Amortization of core deposit intangible asset, FY 2018		173,000	173,000
Amortization of core deposit intangible asset, FY 2019		158,000	158,000
Amortization of core deposit intangible asset, FY 2020		151,000	151,000
Amortization of core deposit intangible asset, FY 2021		143,000	143,000
Amortization of core deposit intangible asset, FY 2022		$ 140,000	$ 140,000
Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Dividends, date declared	Jan. 18, 2018
Dividends payable (dollars per share) | $ / shares	$ 0.12
Dividends, date to be paid	Mar. 15, 2018
Dividends, date of record	Feb. 28, 2018
Ohio State Bancshares, Inc. [Member] | Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life			10 years
Benchmark [Member] | Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life		10 years
Minimum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life			20 years
Minimum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life			3 years
Maximum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life			40 years
Maximum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life			10 years